SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of common stock subject to possible redemption

At September 30, 2022 and December 31, 2021, the common stock subject to possible redemption reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$115,000,000
Less:
Common stock issuance costs	(1,646,673)
Proceeds allocated to Public Warrants	(4,427,500)
Plus:
Remeasurement of carrying value to redemption value	7,799,173
Common stock subject to possible redemption, December 31, 2021	116,725,000
Plus:
Remeasurement of carrying value to redemption value	351,183

Common stock subject to possible redemption, September 30, 2022	$117,076,183

Gross proceeds	$115,000,000
Less:
Common stock issuance costs	(1,646,673)
Proceeds allocated to Public Warrants	(4,427,500)
Plus:
Remeasurement of carrying value to redemption value	7,799,173

Common stock subject to possible redemption	$116,725,000

Schedule of calculation of basic and diluted net income (loss) per common share

The following tables reflect the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Three Months Ended		Three Months Ended		Nine Months Ended		Nine Months Ended
	September 30, 2022		September 30, 2021		September 30, 2022		September 30, 2021
	Redeemable	Non-redeemable	Redeemable	Non-redeemable	Redeemable	Non-redeemable	Redeemable	Non-redeemable
	Common stock	Common stock	Common stock	Common stock	Common stock	Common stock	Common stock	Common stock
Basic and diluted net income (loss) per common share
Numerator:
Allocation of net income (loss)	$161,441	$46,839	$(87,494)	(40,676)	$39,652	$11,504	$(57,395)	$(70,695)
Denominator:
Basic and diluted weighted average shares outstanding	11,500,000	3,336,500	6,375,000	2,963,712	11,500,000	3,336,500	2,148,352	2,656,269
Basic and diluted net income (loss) per common share	$0.01	$0.01	$(0.01)	(0.01)	$0.00	$0.00	$(0.03)	$(0.03)

The following tables reflect the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	Year Ended		Year Ended
	December 31, 2021		December 31, 2020
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
	common stock	common stock	common stock	common stock
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(247,320)	$(155,222)	$—	$(1,965)
Denominator:
Basic and diluted weighted average shares outstanding	4,505,479	2,827,725	—	2,875,000
Basic and diluted net loss per common share	$(0.05)	$(0.05)	$—	$(0.00)